Other Long-Term Liabilities - Summary of Other Long-Term Liabilities (Details) - CAD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Miscellaneous Noncurrent Liabilities [Abstract]
Royalty payment obligations (a)	$ 3,148	$ 3,077
License acquisition payment obligation (b)	1,302	2,726
Other employee benefit liabilities	2,554	2,399
Other long-term liabilities		330
Other Liabilities	7,004	8,532
Current portion of royalty payment obligations (note 13)	(3,043)	(68)
Current portion of license acquisition payment obligation (note 13)	(1,302)	(1,363)
Current portion of other employee benefit liabilities (note 13)	(2,374)	(1,406)
Other non-current liabilities	$ 285	$ 5,695